Segment Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																			12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Fidelity National Title Group	Dec. 31, 2012 Fidelity National Title Group	Dec. 31, 2011 Fidelity National Title Group	Dec. 31, 2013 Corporate and Other	Dec. 31, 2012 Corporate and Other	Dec. 31, 2011 Corporate and Other	Dec. 31, 2013 Total Portfolio Company Investments [Member]	Dec. 31, 2012 Total Portfolio Company Investments [Member]	Dec. 31, 2011 Total Portfolio Company Investments [Member]	Dec. 31, 2013 Consolidation, Eliminations [Member]	Dec. 31, 2012 Consolidation, Eliminations [Member]	Dec. 31, 2011 Consolidation, Eliminations [Member]	Dec. 31, 2013 Remy	Dec. 31, 2012 Remy	Dec. 31, 2011 Remy	Mar. 31, 2014 Remy	Dec. 31, 2013 Restaurant group	Dec. 31, 2012 Restaurant group	Dec. 31, 2011 Restaurant group	Mar. 31, 2014 Restaurant group	Dec. 31, 2013 FNF Corporate and Other [Member]	Dec. 31, 2012 FNF Corporate and Other [Member]	Dec. 31, 2011 FNF Corporate and Other [Member]	Dec. 31, 2013 Total FNF Core [Member]	Dec. 31, 2012 Total FNF Core [Member]	Dec. 31, 2011 Total FNF Core [Member]	Dec. 31, 2013 Remy	Sep. 30, 2013 Remy	Dec. 31, 2013 ABRH [Member]
Segment Information
Business Acquisition, Percentage of Voting Interests Acquired																			51.00%				55.00%							51.00%	51.00%	55.00%
Title Premiums	$ 4,152	$ 3,833	$ 3,257	$ 4,152	$ 3,833	$ 3,257																				$ 0	$ 4,152	$ 3,833	$ 3,257
Other Revenue	1,737	1,676	1,393	1,597	1,613	1,337	87	15	19	87	15	19	0		0									53	48	37	1,650	1,661	1,374
Revenue Other Manufactured Products	1,127	417	417							1,127	417	0	0		0	1,127		417
Food and Beverage Revenue	1,408	908	908							1,408	908	0	0		0					1,408		908
Sales Revenue, Services, Net	8,424	6,834	4,650	5,749	5,446	4,594	87	15	19	2,622	1,340	19	0		0	1,127		417		1,408		908		53	48	37	5,802	5,494	4,631
Total revenues	8,565	7,165	4,800	5,894	5,586	4,743	90	11	18	2,622	1,535	18	(7)	(1)	0	1,125		497		1,407		1,027		56	45	39	5,950	5,631	4,782
Interest and investment income including realized gains and losses	141	331	150	145	140	149	3	(4)	(1)	0	195	(1)	(7)	(1)	0	(2)		80		(1)		119		3	(3)	2	148	137	151
Depreciation and amortization	137	104	73	65	64	70	12	0	0	69	36	0	0		0	4		1		53		35		3	4	3	68	68	73
Interest expense	93	74	57	0	1	1	4	1	0	32	14	0	(7)	(1)		20		10		8		3		68	60	56	68	61	57
Earnings (loss) from continuing operations before income taxes and equity in (loss) earnings of unconsolidated affiliates	651	835	405	821	776	521	(59)	(25)	(1)	(25)	166	(1)	0		0	22		89		12		102		(145)	(107)	(115)	676	669	406
Income Tax Expense (Benefit), Continuing Operations	205	245	131	302	282	169	(38)	(6)	2	(37)	15	2				5		3		(4)		18		(60)	(52)	(40)	242	230	129
Earnings (loss) from continuing operations before equity in (loss) earnings of unconsolidated affiliates	446	590	274	519	494	352	(21)	(19)	(3)	12	151	(3)	0		0	17		86		16		84		(85)	(55)	(75)	434	439	277
Equity in earnings (loss) of unconsolidated affiliates	(26)	10	10	5	5	4	(30)	5	6	(30)	5	6	0		0	0	0	0		0	0	0		(1)	0	0	4	5	4
Net earnings (loss) from continuing operations	420	600	284	524	499	356	(51)	(14)	3	(18)	156	3	0		0	17	86	0		16	84	0		(86)	(55)	(75)	438	444	281
Total assets	10,524	9,903	7,862	6,757	6,929	6,540	699	678	998	2,617	2,637	998	(115)	(80)	0	1,255	1,270	0		663	689	0		1,265	417	324	8,022	7,346	6,864
Goodwill	$ 1,901	$ 1,908	$ 1,453	$ 1,435	$ 1,434	$ 1,418	$ 96	$ 106	$ 32	$ 463	$ 471	$ 32	$ 0	$ 0	$ 0	$ 248	$ 246	$ 0		$ 119	$ 119	$ 0		$ 3	$ 3	$ 3	$ 1,438	$ 1,437	$ 1,421